Transfers of financial assets and variable interest entities (Details 6) (CHF) In Millions, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	65,883	68,077
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	165,741	160,013
Trading assets	235,636	229,736
Investment securities	2,028	1,627
Other investments	7,565	10,207
Net loans	238,035	231,157
Premises and equipment	4,614	4,895
Loans held-for-sale	19,755	18,914
Other assets	62,998	61,556
Customer deposits	334,944	321,851
Trading liabilities	75,125	76,812
Short-term borrowings	29,426	20,193
Long-term debt	138,307	126,641
Other liabilities	48,480	51,079
Consolidated VIEs
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	916	952
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224	1,959
Trading assets	3,439	3,610
Investment securities	59	100
Other investments	1,928	1,983
Net loans	2,008	4,207
Premises and equipment	464	481
Loans held-for-sale	9,142	10,628
Other assets	13,813	14,329
Total assets of consolidated VIEs	23,851	27,621
Customer deposits	269	265
Trading liabilities	16	93
Short-term borrowings	8,733	4,286
Long-term debt	11,857	12,992
Other liabilities	858	710
Total liabilities of consolidated VIEs	21,733	18,346
Consolidated VIEs | Collateralized debt obligations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	619	702
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	768	869
Investment securities	0	0
Other investments	0	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	6,843	7,479
Other assets	6,881	7,516
Total assets of consolidated VIEs	8,268	9,087
Customer deposits	0	0
Trading liabilities	6	9
Short-term borrowings	0	0
Long-term debt	8,260	9,067
Other liabilities	24	34
Total liabilities of consolidated VIEs	8,290	9,110
Consolidated VIEs | CP Conduit
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	0	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,224	1,959
Trading assets	51	51
Investment securities	59	100
Other investments	0	0
Net loans	579	2,012
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	1,639	1,473
Total assets of consolidated VIEs	3,552	5,596
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	8,733	4,280
Long-term debt	21	17
Other liabilities	40	16
Total liabilities of consolidated VIEs	8,794	4,313
Consolidated VIEs | Financial intermediation - Securitizations
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	50	2
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	0	3
Investment securities	0	0
Other investments	0	0
Net loans	876	885
Premises and equipment	0	0
Loans held-for-sale	2,245	3,093
Other assets	3,424	3,353
Total assets of consolidated VIEs	4,350	4,243
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	0
Long-term debt	2,796	3,187
Other liabilities	196	67
Total liabilities of consolidated VIEs	2,992	3,254
Consolidated VIEs | Financial intermediation - Funds
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	113	100
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	1,507	1,687
Investment securities	0	0
Other investments	46	0
Net loans	0	0
Premises and equipment	0	0
Loans held-for-sale	0	0
Other assets	3	0
Total assets of consolidated VIEs	1,669	1,787
Customer deposits	0	0
Trading liabilities	0	0
Short-term borrowings	0	7
Long-term debt	327	179
Other liabilities	19	2
Total liabilities of consolidated VIEs	346	188
Consolidated VIEs | Financial intermediation - Loans
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	100	87
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	731	665
Investment securities	0	0
Other investments	1,489	1,491
Net loans	18	779
Premises and equipment	392	415
Loans held-for-sale	54	56
Other assets	227	307
Total assets of consolidated VIEs	2,957	3,744
Customer deposits	0	0
Trading liabilities	7	8
Short-term borrowings	0	0
Long-term debt	87	93
Other liabilities	153	152
Total liabilities of consolidated VIEs	247	253
Consolidated VIEs | Financial intermediation - Other
Consolidated VIEs in which the Group was the primary beneficiary
Cash and due from banks	34	60
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0
Trading assets	382	335
Investment securities	0	0
Other investments	393	492
Net loans	535	531
Premises and equipment	72	66
Loans held-for-sale	0	0
Other assets	1,639	1,680
Total assets of consolidated VIEs	3,055	3,164
Customer deposits	269	265
Trading liabilities	3	76
Short-term borrowings	0	(1)
Long-term debt	366	449
Other liabilities	426	439
Total liabilities of consolidated VIEs	1,064	1,228